SHORT-TERM BORROWINGS - Non-Revolving Credit Facility (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Jun. 30, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 32,855,000,000				$ 18,873,000,000
Credit facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		1,000,000,000					$ 1,600,000,000
Available liquidity					$ 1,200,000,000
Repayments of short-term borrowings		495,000,000
Proceeds received from short-term borrowings		865,000,000
Credit facilities | Changes In Significant Commitments
Disclosure of detailed information about borrowings [line items]
Repayments of short-term borrowings	$ 400,000,000
Non-Revolving Credit Facility, Maturing In 2023
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		375,000,000
Borrowings		375,000,000
Proceeds received from short-term borrowings		370,000,000
Non-Revolving Credit Facility, Maturing In 2024
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		375,000,000
Non-Revolving Credit Facility, Maturing In 2024 | Forecast
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 186,000,000	$ 273,000,000
Non-Revolving Credit Facility, Maturing One Year When Drawn
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 250,000,000